Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

`Independent Accountants’ Report on
Applying Agreed-Upon Procedures

Citigroup Global Markets Realty Corp.

Citigroup Commercial Mortgage Securities Inc. (together, the “Company”)

Citigroup Global Markets, Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(collectively, with the Company, the “Specified Parties”)

Re:       225 Liberty Street Trust 2016-225L – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged property which we were informed are intended to be included as collateral in the offering of the 225 Liberty Street Trust 2016-225L, Commercial Mortgage-Pass Through Certificates, Series 2016-225L. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on January 29, 2016 containing information with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”).
•	The term “Cut-off Date” means the payment date in February 2016, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership, The U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

225 Liberty Street Trust 2016-225L February 1, 2016 Page 2 of 3

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	For the Mortgage Loan and related Mortgaged Property in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Property listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the

225 Liberty Street Trust 2016-225L February 1, 2016 Page 3 of 3

compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Citigroup Commercial Mortgage Securities Inc., Citigroup Global Markets Realty Corp., Citigroup Global Markets, Inc., German American Capital Corporation, Deutsche Bank Securities Inc., Wells Fargo Bank, National Association and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

February 1, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property No.	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
County	Appraisal/ Engineering Report
Submarket	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Year Built	Appraisal/ Engineering Report
Renovated Date	Appraisal/ Engineering Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Property Type	Appraisal/ Engineering Report
Property Sub-Type	Appraisal/ Engineering Report
Ownership Interest	Proforma Title Policy/Title Policy
Original Balance ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-Off Date Allocated Mortgage Loan Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-Off Date Allocated B-Note Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-Off Date Allocated Mezzanine A Loan Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-Off Date Allocated Mezzanine B Loan Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Pari Passu Balance Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-off Date Pari Passu Balance Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Total Whole Loan Original Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Total Whole Loan Cut-off Date Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cut-off Date	Provided by the Company
Mortgage Interest Rate	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Interest Calculation (30/360 / Actual/360)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Amort Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Origination Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Grace Period	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-1

Attribute	Source Document
First Loan Payment Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Amort Term (Months)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
IO Period	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lockbox	Loan Agreement/Cash Management Agreement
Lockbox Type	Loan Agreement/Cash Management Agreement
Cash Management Type	Loan Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
Administrative Fee Rate (%)	Provided by the Company
Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Open Period Begin Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Prepayments Allowed (Y/N)?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Release Permitted (Y/N)?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Substitution Allowed (Y/N)?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Borrower Entity	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Borrower Principal	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Single Purpose Entity	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Non-Consolidation Letter	Loan Agreement/Promissory Note/Deed of Trust, Mortgage/Non-Consolidation letter
Loan Purpose	Closing Statement/Loan Agreement
Existing Mortgage Amount	Closing Statement/Loan Agreement
Existing Additional Debt Amount	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Existing Additional Debt Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Future Debt Permitted (Y/N)?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Initial Tax Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Tax Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Insurance Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Insurance Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Ground Rent Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Ground Rent Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial TILC Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing TILC Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Immediate Repairs Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-2

Attribute	Source Document
Initial Deferred Maintenance Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Deferred Maintenance Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Replacement Reserve Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Replacement Reserve Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Other Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Other Escrow Monthly	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Release Premium	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Report
Asbestos Operations & Maintenance Plan Date	Asbestos Operations & Maintenance Report
Phase II Performed (Y/N)	Environmental Report
Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report
PML (SEL)	Seismic Report
Earthquake Insurance Required	Insurance Certificates
Terrorism Insurance Required	Insurance Certificates
Environmental Insurance Required	Insurance Certificates
Occupancy (%)	Underwritten Rent Roll/Lease Agreement
Occupancy Date	Underwritten Rent Roll/Lease Agreement
Largest Tenant	Underwritten Rent Roll/Lease Agreement
Largest Tenant Sq Ft	Underwritten Rent Roll/Lease Agreement
Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Second Largest Tenant(2)	Underwritten Rent Roll/Lease Agreement
Second Largest Tenant Sq Ft	Underwritten Rent Roll/Lease Agreement
Second Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Third Largest Tenant	Underwritten Rent Roll/Lease Agreement
Third Largest Tenant Sq Ft	Underwritten Rent Roll/Lease Agreement
Third Largest Tenant Lease Expiration	Underwritten Rent Roll/Lease Agreement
Single Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement
As-Is Appraisal Date	Appraisal

A-3

Attribute	Source Document
Appraised Value "As-Is" ($)	Appraisal
As Stabilized Appraisal Date	Appraisal
As Stabilized Appraised Value ($)	Appraisal
Year Acquired	Provided by the Company
Ground Lease Y/N	Proforma Title Policy/Title Policy/Ground Lease
Annual Ground Lease Payment ($)	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Extension (Y/N)	Proforma Title Policy/Title Policy/Ground Lease
# of Ground Lease Extension Options	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date after all Extensions	Proforma Title Policy/Title Policy/Ground Lease
Third Most Recent Date	Underwritten Rent Roll/Lease Agreement
Second Most Recent Date	Underwritten Rent Roll/Lease Agreement
Most Recent Date	Underwritten Rent Roll/Lease Agreement
2013 Actual In-Place Base Rent ($)	Company Underwritten Cash Flow Statement
2014 Actual In-Place Base Rent ($)	Company Underwritten Cash Flow Statement
2015 Actual In-Place Base Rent ($)	Company Underwritten Cash Flow Statement
2016 Budget In-Place Base Rent ($)	Company Underwritten Cash Flow Statement
Underwritten In-Place Base Rent ($)	Company Underwritten Cash Flow Statement
2013 Operating Total Expenses ($)	Company Underwritten Cash Flow Statement
2014 Operating Total Expenses ($)	Company Underwritten Cash Flow Statement
2015 Operating Total Expenses ($)	Company Underwritten Cash Flow Statement
2016 Budget Total Operating Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Total Operating Expenses ($)	Company Underwritten Cash Flow Statement
2013 NOI ($)	Company Underwritten Cash Flow Statement
2014 NOI ($)	Company Underwritten Cash Flow Statement
2015 NOI ($)	Company Underwritten Cash Flow Statement
2016 Budget NOI ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
2013 Replacement Reserves ($)	Company Underwritten Cash Flow Statement
2014 Replacement Reserves ($)	Company Underwritten Cash Flow Statement
2015 Replacement Reserves ($)	Company Underwritten Cash Flow Statement
2016 Budget Replacement Reserves ($)	Company Underwritten Cash Flow Statement

A-4

Attribute	Source Document
Underwritten Replacement Reserves ($)	Company Underwritten Cash Flow Statement
2013 TILC Reserves ($)	Company Underwritten Cash Flow Statement
2014 TILC Reserves ($)	Company Underwritten Cash Flow Statement
2015 TILC Reserves ($)	Company Underwritten Cash Flow Statement
2016 Budget TILC Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten TILC Reserves ($)	Company Underwritten Cash Flow Statement
2013 NCF ($)	Company Underwritten Cash Flow Statement
2014 NCF ($)	Company Underwritten Cash Flow Statement
2015 NCF ($)	Company Underwritten Cash Flow Statement
2016 Budget NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Net Cash Flow ($)	Company Underwritten Cash Flow Statement

A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Allocated Mortgage Loan Amount per SF ($)	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by Units
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by Allocated Total Trust Amount ($)
Allocated Total Trust Amount ($)

The sum of the Cut-Off Date Allocated Mortgage Loan Amount ($), the respective Cut-Off Date Allocated Mezzanine A Loan Amount ($),the respective Cut-Off Date Allocated Mezzanine B Loan Amount ($), the respective Cut-Off Date Allocated B-Note Amount ($) and the Cut of Date Pari Passu Balance Amount ($)

Balloon Pari Passu Balance Amount ($)	With respect to full term interest-only Mortgage Loan, set the Balloon Pari Passu Balance Amount ($) equal to the Original Pari Passu Balance Amount ($). Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Total Whole Loan Balloon Amount ($)	The sum of Balloon Balance ($) and the Balloon Pari Passu Balance Amount ($)
Monthly Debt Service Payment	Mortgage Interest Rate then multiplied by 365 divided by 360 and finally multiplied by Total Whole Loan Cut-off Date Amount ($) divided by 12 months
Annual Debt Service Payment	Monthly Debt Service Payment multiplied by 12 months
Balloon Balance ($)	With respect to full term interest-only Mortgage Loan, set the Balloon Balance ($) equal to the Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Seasoning	Number of payments from the Cut-off Date and the First Loan Payment Date
Original Balloon Term (Months)	Number of payments between and including the First Loan Payment Date the Maturity Date
Remaining IO Term (Months)	IO Period minus Seasoning
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning
Net Mortgage Fee Rate (%)	Mortgage Interest Rate minus Net Mortgage Fee Rate (%)
Mortgage Loan Cut-off Date LTV	Total Whole Loan Balloon Amount ($) divided by Appraised Value "As-Is" ($)

B-1

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Total Debt Cut-off Date LTV	Total Whole Loan Balloon Amount ($) divided by Appraised Value "As-Is" ($)
Mortgage Loan UW NOI DSCR	Underwritten NOI ($) divided by product of Monthly Debt Service Payment and 12 months
Mortgage Loan UW NCF DSCR	Underwritten Net Cash Flow ($) divided by product of Monthly Debt Service Payment Monthly Debt Service Payment and 12 months
Mortgage Loan UW NOI Debt Yield	Underwritten NOI ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Mortgage Loan UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Appraised Value "As-Is" Per SF ($)	Appraised Value "As-Is" ($)divided by Units
Appraised Value "As-Stabilized" Per SF ($)	As Stabilized Appraised Value ($) divided by Units

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1